Notes Payable - Schedule of Notes Payable (Details) $ in Thousands	Mar. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Mar. 31, 2021
Secured Convertible Notes
Debt Instrument [Line Items]
Convertible debt, valuation technique, ratio of minimum payoff at maturity to carry value	2
Convertible debt, present value of future minimum payments	$ 448,400	$ 441,700
Other Convertible Notes
Debt Instrument [Line Items]
Convertible debt, valuation technique, ratio of minimum payoff at maturity to carry value	1		1
Notes Payable
Debt Instrument [Line Items]
Notes payable	$ 771,897	696,486
Other	(2,964)	(3,187)
Fair value adjustment on convertible notes	393,738	34,910
Unamortized discount and debt issuance costs	1,162,671	728,209
Notes Payable | Kentucky note
Debt Instrument [Line Items]
Notes payable	909	1,032
Notes Payable | Stockholder loan
Debt Instrument [Line Items]
Notes payable	10,000	10,000
Notes Payable | Genesis loan
Debt Instrument [Line Items]
Notes payable	27	552
Notes Payable | NYDIG loan
Debt Instrument [Line Items]
Notes payable	58,190	67,435
Notes Payable | Trinity loan
Debt Instrument [Line Items]
Notes payable	28,154	19,641
Notes Payable | Bremer
Debt Instrument [Line Items]
Notes payable	19,902	15,066
Notes Payable | Blockfi
Debt Instrument [Line Items]
Notes payable	74,130	60,000
Notes Payable | Anchor Labs
Debt Instrument [Line Items]
Notes payable	20,000	0
Notes Payable | Mass Mutual Barings
Debt Instrument [Line Items]
Notes payable	30,000	0
Notes Payable | Secured Convertible Notes
Debt Instrument [Line Items]
Notes payable	224,211	220,871
Notes Payable | Other Convertible Notes
Debt Instrument [Line Items]
Notes payable	305,782	301,226
Notes Payable | Other
Debt Instrument [Line Items]
Notes payable	$ 592	$ 663